Commitments (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Office	Dec. 31, 2012	Jun. 30, 2013 Office EmploymentAgreements	Jun. 30, 2012
Commitments And Contingencies (Texual)
Number of offices			2		2
Rent expense	$ 33,684	$ 38,805	$ 69,283	$ 71,819	$ 157,522	$ 110,278
Number of agreements					3
Number of agreements terminated					2
Aggregate monthly rent			$ 11,228		$ 11,189
Employment Agreement One [Member]
Commitments And Contingencies (Texual)
Agreement termination date					May 29, 2015
Employment Agreement Two [Member]
Commitments And Contingencies (Texual)
Agreement termination date					May 29, 2015
Office One [Member]
Commitments And Contingencies (Texual)
Lease expiration date					Aug. 31, 2014
Agreement termination date			Aug. 31, 2014
Office Two [Member]
Commitments And Contingencies (Texual)
Lease expiration date					Jul. 31, 2015
Agreement termination date			Jul. 31, 2015